Form N-1A Supplement	Jun. 26, 2025
UBS U.S. Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

UBS Investment Trust

June 26, 2025

Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated December 30, 2024.

Includes:

•  UBS U.S. Allocation Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus and SAI for the above-named series (the "fund") of UBS Investment Trust.

At the recommendation of UBS Asset Management (Americas) LLC, the fund's advisor, the Board of Trustees of the Trust approved changes to the fund's principal investment strategies and risks such that the fund may invest up to 20% of its net assets in non-US fixed income and equity securities, including exchange-traded funds that provide exposure to issuers who are primarily organized outside the US, effective July 26, 2025 (the "Effective Date").